Income Tax Expense	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Income Tax Expense
8.	Income Tax Expense

(1)	Income Tax Expense
The composition of income tax expense is as follows:

	Yen in millions
	Year ended March 31,
	2019	2020	2021
Current tax expense 1	5,681	7,342	4,078

Deferred tax expense
Origination and reversal of temporary differences	258	(622)	279
Derecognition of previously recognized deferred tax assets	—	—	3,252

Subtotal	258	(622)	3,531

Total	5,939	6,720	7,609

1
The decrease of current tax expense during the year ended March 31, 2021 includes impact of an income tax refund of JPY 806
million as a result of net loss carryback in accordance with Coronavirus Aid, Relief, and Economic Security (CARES) Act.

The Company is principally subject to income taxes, inhabitant tax and enterprise tax in Japan. The statutory tax rate applicable to the Company is 30.6%
for the years ended March 31, 2019, 2020 and 2021. The U.S. subsidiaries are subject to federal and state income taxes. The applicable tax rate is calculated to be 22.0% for the year ended March 31, 2021.

The following table represents reconciliation of the effective tax rate:

	Percentage
	March 31,
	2019	2020	2021
Tax using the Company’s domestic tax rate	30.6	30.6	30.6
Non-deductible expenses	0.1	0.3	0.1
Tax credits	(3.9)	(3.7)	(9.4)
Changes in unrecognized differed tax assets (Refer to (3) Unrecognized Deferred Tax Assets)	(0.6)	(0.8)	17.6
Effect of tax rates in foreign jurisdictions	(0.5)	(0.6)	3.6
Other	(2.6)	(0.4)	(1.3)

Effective tax rate	23.1	25.4	41.2

(2)	Deferred Taxes
The composition of deferred tax assets and liabilities are as follows:

	Yen (in millions)
	March 31,
	2020	2021
Deferred tax assets	5,513	1,766
Deferred tax liabilities	(61)	(58)

Net deferred tax assets	5,452	1,708

The components of changes in deferred tax assets and liabilities are as follows:
Year ended March 31, 2020

	Yen in millions
	As of April 1, 2019	Recognized through profit or (loss)	Recognized in other comprehensive income	Other 1	As of March 31, 2020
Deferred tax assets
Inventories	1,337	586	—	—	1,923
Property, plant and equipment	1,397	272	—	—	1,669
Refund liabilities	772	35	—	—	807
Accruals	715	(8)	—	—	707
Trade and other payables	190	(10)	—	—	180
Intangible assets	113	73	—	—	186
Income tax payables	285	20	—	—	305
Investment in subsidiaries	3,497	(124)	—	(68)	3,305
Other	448	169	—	—	617

Subtotal	8,754	1,013	—	(68)	9,699

Deferred tax liabilities
Intangible assets	(2,664)	(392)	—	—	(3,056)
Financial assets measured at FVOCI	(845)	—	321	—	(524)
Property, plant and equipment	(597)	(55)	—	—	(652)
Other	(71)	56	—	—	(15)

Subtotal	(4,177)	(391)	321	—	(4,247)

Net deferred tax assets	4,577	622	321	(68)	5,452

1	Other mainly includes translation adjustments of foreign operations.

Year ended March 31, 2021

	Yen in millions
	As of April 1, 2020	Recognized through profit or (loss)	Recognized in other comprehensive income	Other 1	As of March 31, 2021
Deferred tax assets
Inventories	1,923	193	—	—	2,116
Property, plant and equipmen t	1,669	(301)	—	—	1,368
Refund liabilities	807	101	—	—	908
Accruals	707	99	—	—	806
Trade and other payables	180	376	—	—	556
Intangible assets	186	172	—	—	358
Income tax payables	305	2	—	—	307
Investment in subsidiaries	3,305	(3,221)	—	(84)	—
Other	617	1	—	—	618

Subtotal	9,699	(2,578)	—	(84)	7,037

Deferred tax liabilities
Intangible assets	(3,056)	(1,030)	—	—	(4,086)
Financial assets measured at FVOCI	(524)	—	(129)	—	(653)
Property, plant and equipment	(652)	67	—	—	(585)
Other	(15)	10	—	—	(5)

Subtotal	(4,247)	(953)	(129)	—	(5,329)

Net deferred tax assets	5,452	(3,531)	(129)	(84)	1,708

1	Other mainly includes translation adjustments of foreign operations.
(3)	Unrecognized Deferred Tax Ass e ts

Yen in millions
	As of March 31 , 2020	As of March 31 , 2021
Deductible temporary difference s	100	3,469
Deferred tax assets have not been recognized for deductible temporary differences, because it is not probable that the temporary differences will be reversed in the foreseeable future, or it is not probable that future taxable profits will be available against which Sawai can use the benefits therefrom. During the year ended March 31, 2021, Sawai derecognized ¥3,460 millions of deferred tax assets in the U.S. business segment as Sawai reassessed it is not probable that future taxable profit will allow the deferred tax assets to be recovered.

(4)	Unrecognized Deferred Tax Liabilities
There was a taxable temporary difference of ¥4,013 million and ¥2,670 million as of March 31, 2020 and 2021, respectively, related to investments in subsidiaries. However, this liability was not recognized as management has the ability to control any future reversal and does not consider such a reversal to be probable.